RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Operating Expenses (Details) - Advisors - Operating expenses - Maximum	Aug. 20, 2019
Related Party Transaction [Line Items]
Operating expense reimbursement, percent of average invested assets	2.00%
Operating expense reimbursement, percent of net income	25.00%